Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables
Schedule of trade and other receivables

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Trade receivables		478,597	324,442
Receivables from associates	Note 30	162,382	131,764
Impairment losses	Note 29 (i)	(32,291)	(24,009)
Trade receivables		608,688	432,197
Other receivables	Note 29 (i)	10,050	11,014
Personnel		770	654
Advance payments	Note 29 (i)	19,033	6,210
Taxation authorities, VAT recoverable		38,719	35,389
Other public entities		4,609	1,796
Other receivables		73,181	55,063
Current income tax assets		56,782	12,448
Total trade and other receivables		738,651	499,708